Offerings	Nov. 03, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Subordinate Voting Shares (no par value)
Fee Rate	0.0087%
Offering Note

1
1a. Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Shopify Inc. (the "Registrant") is deferring payment of all of the registration fee relating to the securities that are registered and available for sale under the Registration Statement to which this exhibit pertains (this "Registration Statement").

1b. There are being registered under this Registration Statement an indeterminate aggregate initial offering price and an indeterminate number or amount of Class A Subordinate Voting Shares, Preferred Shares, Debt Securities, Warrants, Subscription Receipts and Units of the Registrant. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder.

1c. A registration fee of $1,091,000 was previously paid with respect to the $10,000,000,000 of securities registered under the Registrant's registration statement on Form F-10 filed on July 27, 2021 (File No. 333-258189) (the "2021 Registration Statement"). $10,000,000,000 remained unutilized under the 2021 Registration Statement and the $1,091,000 registration fee for the 2021 Registration Statement was used to offset the $927,000 registration fee required with respect to the $10,000,000,000 of securities registered under the Registrant's registration statement on Form F-10 filed on September 9, 2022 (File No. 333-267353) (the "2022 Registration Statement"). $10,000,000,000 remained unutilized under the 2022 Registration Statement and the $1,091,000 of registration fees from the 2022 Registration Statement was used to offset the $1,531,000 registration fee required with respect to the $10,000,000,000 of securities registered under the Registrant's registration statement on Form F-10 filed on November 12, 2024 (File No. 333-283168) (the "2024 Registration Statement"). The Registrant paid $440,000 as a contemporaneous fee payment for the remainder of the fee due in connection with the 2024 Registration Statement. $10,000,000,000 remains unutilized under the 2024 Registration Statement and therefore $1,531,000 of registration fees from the 2024 Registration Statement remain available for future offsets pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is $0, taking into consideration the aggregate available offset of $1,531,000 from the 2024 Registration Statement, the Registrant has accordingly transmitted $0 for this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares (no par value)
Fee Rate	0.0087%
Offering Note

2	See Note 1.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note

3	See Note 1.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note

4	See Note 1.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.0087%
Offering Note

5	See Note 1.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering Note

6	See Note 1.